CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Preferred stock, share authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	20,881,605	17,128,778	14,915,421
Common Stock, shares outstanding	20,881,605	17,128,778	14,915,421